Unaudited condensed consolidated interim statement of comprehensive income - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit for the period	£ 149.3	£ 301.1
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations	(285.0)	459.7
Gain/(loss) on net investment hedges	77.8	(129.9)
Cash flow hedges:
Fair value (loss)/gain arising on hedging instruments	(23.8)	18.7
Less: gain/(loss) reclassified to profit or loss	24.4	(18.7)
Share of other comprehensive income of associates undertakings	0.0	30.7
Items that may be reclassified subsequently to profit or loss	(206.6)	360.5
Items that will not be reclassified subsequently to profit or loss:
Movements on equity investments held at fair value through other comprehensive income	(3.8)	(5.2)
Items that will not be reclassified subsequently to profit or loss	(3.8)	(5.2)
Other comprehensive (loss)/income relating to the period	(210.4)	355.3
Total comprehensive (loss)/income relating to the period	(61.1)	656.4
Attributable to:
Equity holders of the parent	(76.0)	593.3
Non-controlling interests	14.9	63.1
Total comprehensive (loss)/income relating to the period	£ (61.1)	£ 656.4